Shareholder Report, Line Graph (Details) 195036_Hood River Emerging Markets Fund_Institutional Shares_TSR Annual {Institutional Shares} - USD ($)			7 Months Ended
	Jun. 30, 2026	Nov. 24, 2025	Jun. 30, 2026
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name			Institutional Shares
Accumulated Value	$ 45,553	$ 25,000
MSCI Emerging Markets Index Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index Net (USD)
Accumulated Value	$ 32,483	$ 25,000